CNV General Resolution N 622	12 Months Ended
Jun. 30, 2025
CNV General Resolution N 622
CNV General Resolution N 622

31. CNV General Resolution N° 622

As required by Section 1°, Chapter III, Title IV of CNV General Resolution N° 622, below there is a detail of the notes to the Consolidated Financial Statements that disclose the information required by the Resolution in Exhibits.

Exhibit A - Property, plant and equipment	Note 9 Investment properties and Note 10 Property, plant and equipment
Exhibit B - Intangible assets	Note 12 Intangible assets
Exhibit C - Investment in associates	Note 8 Investments in associates and joint ventures
Exhibit D - Other investments	Note 14 Financial instruments by category
Exhibit E - Provisions and allowances	Note 15 Trade and other receivables and Note 19 Provisions
Exhibit F - Cost of sales and services provided	Note 25 Costs
Exhibit G - Foreign currency assets and liabilities	Note 32 Foreign currency assets and liabilities